Organization and principal activities (Details Narrative) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 28, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018
Statement [Line Items]
Registered share capital					¥ 5,000
Registered capital		¥ 1,365
Voting interest		27.30%
VIEs [Member]
Statement [Line Items]
Interest income on loan rate		100.00%	100.00%	100.00%
Total assets percentage		99.90%	100.00%
Total liabilities percentage		98.70%	99.30%
Share Pledge Agreement [Member]
Statement [Line Items]
Shareholders holding description		Shareholders holding 80% Equity Interests of Chutian pledged all of their equity interests in Chutian to Chutian Holding to guarantee the performance of Chutian’s obligations under the Exclusive Consigned Management Agreement, Shareholders Voting Proxy Agreement and Exclusive Purchase Option Agreement (the “Main Agreements”).
Shareholders Voting Proxy Agreement [Member]
Statement [Line Items]
Shareholders holding description		Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian
Exclusive Purchase Option Agreement [Member]
Statement [Line Items]
Shareholders holding description		Shareholders holding 80% Equity Interests of Chutian
True Silver Limited [Member]
Statement [Line Items]
Registered capital		¥ 50
Country of incorporation		British Virgin Islands
Date of incorporation		Jun. 28, 2016
Business acquisition consideration paid in cash	¥ 228,000
Paid-up share capital		¥ 50
Ordinary shares capital		50,000
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Registered capital		¥ 10
Country of incorporation		Hong Kong
Date of incorporation		Aug. 12, 2016
Paid-up share capital		¥ 10
Ordinary shares capital		100
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Registered capital	¥ 450,000	¥ 450,000
Country of incorporation		PRC
Variable interest entity, ownership percentage hold by True Silver	80.00%
Ownership interest held by the former shareholders	88.70%
Xiniya Holdings Limited [Member]
Statement [Line Items]
Divestiture of business, consideration receivable in cash	¥ 228,000
Hubei Chutian Microfinance Co., Ltd [Member] | VIE Agreements [Member]
Statement [Line Items]
Contractual agreements description		Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results.
Chutian and Chutian Holding [Member] | Management Service Agreement [Member]
Statement [Line Items]
Exclusive Consigned Management Service Agreement		Chutian Holding is entitled to collect a service fee equal to 80% of the net operating income of Chutian (the “Service Fees”). The Service Fees are due and payable on a quarterly basis; provided, however, in principle, the payment of the Service Fees should not cause any difficulty to the operation of either party to this Agreement
Ordinary Shares [Member] | True Silver Limited [Member]
Statement [Line Items]
Share price	¥ 1.00
Business acquisition consideration paid, shares issued	772,283,308
Ordinary Shares [Member] | March 1, 2018 [Member]
Statement [Line Items]
Share price				¥ 0.00005